Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments and Contingencies
On March 15, 2013, the Company entered into a lease with La Jolla Centre I LLC, to lease office space in the building known as La Jolla Centre I, located at 4660 La Jolla Village Drive, San Diego, California, covering approximately 1,954 square feet. The premises will be used by the Company for office space.

Commitments
As of December 31, 2012, there were no material operating leases, notes payable, purchase commitments or capital leases.
On March 15, 2013, the Company entered into a lease (the “Office Lease”), with La Jolla Centre I LLC, to lease office space in the building known as La Jolla Centre I, located at 4660 La Jolla Village Drive, San Diego, California, covering approximately 1,954 square feet. The premises will be used by the Company for office space.
The Company leases certain properties under operating leases expiring at various dates through 2018. Future minimum annual lease payments under these existing lease agreements are as follows as of March 22, 2013:

Year Ended December 31,	Operating Lease
2013	$42,208
2014	65,418
2015	68,406
2016	71,454
2017	74,682
Thereafter	18,876
Total minimum payments	$341,044